Consolidated Balance Sheets (Parentheticals) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Loans receivable from related parties (in Dollars)	$ 295,809	$ 157,080
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	3,971	2,349
Preferred stock, outstanding	3,971	2,349
Preferred Stock, Liquidation preference (in Dollars)	$ 99,260	$ 58,723
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	25,777,796	26,972,332
Common stock, outstanding	25,777,796	26,972,332